Note 8 - Financial Income, Net (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Interest Income and Interest Expense Disclosure [Table Text Block]
	6 months 2017	6 months 2016
Interest income	6	9
Interest expense	(18)	(27)
Warrants exercised or forfeited	625	174
Changes in fair value of the warrants	795	2,734
Total	1,408	2,891